Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.8%)
	Linde plc	528,415	168,792
	Freeport-McMoRan Inc.	1,512,297	75,222
	Newmont Corp.	823,814	65,452
	Air Products and Chemicals Inc.	230,460	57,594
	Dow Inc.	764,791	48,732
	Ecolab Inc.	268,005	47,319
	Nucor Corp.	297,196	44,178
	Fastenal Co.	597,921	35,516
	International Flavors & Fragrances Inc.	264,621	34,753
	LyondellBasell Industries NV Class A	274,416	28,215
	Albemarle Corp.	121,712	26,917
	International Paper Co.	391,228	18,055
	FMC Corp.	131,719	17,330
	Celanese Corp. Class A	112,277	16,041
	Eastman Chemical Co.	139,706	15,655
	Avery Dennison Corp.	85,708	14,911
	Mosaic Co.	191,156	12,712
	CF Industries Holdings Inc.	107,664	11,096
	Westlake Corp.	16,618	2,051
			740,541
Consumer Discretionary (15.4%)
*	Amazon.com Inc.	449,583	1,465,618
*	Tesla Inc.	859,400	926,089
	Home Depot Inc.	1,085,465	324,912
	Costco Wholesale Corp.	460,914	265,417
*	Walt Disney Co.	1,892,520	259,578
	Walmart Inc.	1,441,729	214,702
	McDonald's Corp.	772,967	191,139
	NIKE Inc. Class B	1,326,654	178,515
*	Netflix Inc.	461,469	172,862
	Lowe's Cos. Inc.	696,447	140,815
	Starbucks Corp.	1,195,765	108,779
	Target Corp.	498,029	105,692
*	Booking Holdings Inc.	42,480	99,762
	TJX Cos. Inc.	1,177,916	71,358
	Ford Motor Co.	4,088,622	69,139
	Activision Blizzard Inc.	769,393	61,636
*	General Motors Co.	1,359,323	59,457
	Estee Lauder Cos. Inc. Class A	217,468	59,221
*	Airbnb Inc. Class A	324,474	55,732
*	Uber Technologies Inc.	1,523,669	54,364
	Dollar General Corp.	240,889	53,629

		Shares	Market Value ($000)
*	Marriott International Inc. Class A	288,342	50,676
*	O'Reilly Automotive Inc.	69,684	47,731
*	Lululemon Athletica Inc.	122,553	44,760
*	Hilton Worldwide Holdings Inc.	290,170	44,030
*	AutoZone Inc.	21,464	43,885
*	Chipotle Mexican Grill Inc. Class A	27,708	43,835
*	Dollar Tree Inc.	233,856	37,452
	Electronic Arts Inc.	292,321	36,981
	Yum! Brands Inc.	300,394	35,606
*	Aptiv plc	281,093	33,650
	eBay Inc.	580,231	33,224
	Ross Stores Inc.	367,238	33,220
*	Trade Desk Inc. Class A	457,951	31,713
*	Expedia Group Inc.	156,160	30,556
*	Southwest Airlines Co.	615,441	28,187
*	Copart Inc.	221,886	27,840
	Tractor Supply Co.	117,219	27,355
*	Delta Air Lines Inc.	665,771	26,345
	DR Horton Inc.	349,919	26,072
	Paramount Global Class B	602,786	22,791
*	Ulta Beauty Inc.	56,240	22,396
	Lennar Corp. Class A	273,018	22,161
	VF Corp.	363,690	20,679
	Best Buy Co. Inc.	225,037	20,456
	Garmin Ltd.	160,279	19,011
*	Royal Caribbean Cruises Ltd.	225,123	18,861
	Genuine Parts Co.	147,643	18,606
*	Take-Two Interactive Software Inc.	119,961	18,443
	Omnicom Group Inc.	217,246	18,440
*	Live Nation Entertainment Inc.	151,615	17,836
	Darden Restaurants Inc.	132,747	17,649
*	Carnival Corp.	871,058	17,613
*	Las Vegas Sands Corp.	436,726	16,975
	MGM Resorts International	400,964	16,816
*	Etsy Inc.	131,679	16,365
*	Caesars Entertainment Inc.	211,429	16,356
*	CarMax Inc.	168,026	16,211
*	United Airlines Holdings Inc.	336,383	15,595
	Domino's Pizza Inc.	37,839	15,401
*,1	Lucid Group Inc.	598,684	15,207
*	NVR Inc.	3,320	14,831
*	Roblox Corp. Class A	305,586	14,130
	Fox Corp. Class A	336,111	13,260
*,1	AMC Entertainment Holdings Inc. Class A	534,217	13,163
	Advance Auto Parts Inc.	63,489	13,140
*	Burlington Stores Inc.	69,401	12,643
	LKQ Corp.	253,750	11,523
*	Lyft Inc. Class A	297,125	11,410
	Hasbro Inc.	137,233	11,242
	Whirlpool Corp.	60,917	10,525
	PulteGroup Inc.	245,481	10,286
*	Carvana Co. Class A	86,162	10,278
	BorgWarner Inc. (XNYS)	249,563	9,708
*,1	Rivian Automotive Inc. Class A	184,088	9,249
	News Corp. Class A	407,730	9,031
	Rollins Inc.	255,638	8,960
*	Wayfair Inc. Class A	78,382	8,683
*	Wynn Resorts Ltd.	108,192	8,627

		Shares	Market Value ($000)
	Pool Corp.	19,791	8,369
*	Discovery Inc. Class C	326,586	8,155
*	Liberty Media Corp.- Liberty SiriusXM Class C	162,877	7,448
	Interpublic Group of Cos. Inc.	204,740	7,258
*	DraftKings Inc. Class A	318,476	6,201
*	American Airlines Group Inc.	337,098	6,152
	Bath & Body Works Inc.	127,168	6,079
*,1	GameStop Corp. Class A	33,786	5,628
	Vail Resorts Inc.	21,054	5,480
	Fox Corp. Class B	145,505	5,279
	Warner Music Group Corp. Class A	121,120	4,584
*	Endeavor Group Holdings Inc. Class A	150,503	4,443
	Lear Corp.	30,906	4,407
*	Discovery Inc. Class A	167,200	4,167
[1]	Sirius XM Holdings Inc.	617,224	4,086
*	Peloton Interactive Inc. Class A	149,780	3,957
*	Chewy Inc. Class A	88,751	3,619
*	Liberty Media Corp.- Liberty SiriusXM Class A	75,546	3,453
	News Corp. Class B	122,296	2,754
*,1	QuantumScape Corp. Class A	105,158	2,102
	Lennar Corp. Class B	13,979	955
	Paramount Global Class A	7,694	311
			6,310,978
Consumer Staples (5.2%)
	Procter & Gamble Co.	2,491,768	380,742
	Coca-Cola Co.	4,055,984	251,471
	PepsiCo Inc.	1,438,059	240,702
	Philip Morris International Inc.	1,611,043	151,341
	CVS Health Corp.	1,364,368	138,088
	Altria Group Inc.	1,909,439	99,768
	Mondelez International Inc. Class A	1,443,286	90,610
	Colgate-Palmolive Co.	873,573	66,243
	Archer-Daniels-Midland Co.	584,351	52,744
	McKesson Corp.	155,717	47,670
	Corteva Inc.	755,234	43,411
	Kimberly-Clark Corp.	350,248	43,137
	Sysco Corp.	527,415	43,063
	General Mills Inc.	626,963	42,458
	Kroger Co.	687,816	39,460
	Constellation Brands Inc. Class A	162,344	37,391
	Keurig Dr Pepper Inc.	884,303	33,515
	Hershey Co.	151,362	32,790
	Walgreens Boots Alliance Inc.	717,860	32,139
*	Monster Beverage Corp.	385,134	30,772
	Kraft Heinz Co.	699,969	27,572
	Tyson Foods Inc. Class A	304,040	27,251
	McCormick & Co. Inc.	259,593	25,907
	AmerisourceBergen Corp. Class A	163,005	25,219
	Church & Dwight Co. Inc.	252,199	25,064
	Brown-Forman Corp. Class B	308,313	20,663
	Clorox Co.	127,829	17,772
	Kellogg Co.	266,571	17,191
	Conagra Brands Inc.	498,278	16,727
	Hormel Foods Corp.	282,208	14,545
	J M Smucker Co.	106,927	14,479
	Campbell Soup Co.	203,615	9,075
	Molson Coors Beverage Co. Class B	93,932	5,014
	Lamb Weston Holdings Inc.	75,418	4,518

		Shares	Market Value ($000)
	Albertsons Cos. Inc. Class A	75,198	2,500
	Brown-Forman Corp. Class A	32,680	2,050
*	Olaplex Holdings Inc.	67,315	1,052
			2,154,114
Energy (3.8%)
	Exxon Mobil Corp.	4,400,672	363,451
	Chevron Corp.	2,024,404	329,634
	ConocoPhillips	1,350,867	135,087
	EOG Resources Inc.	608,512	72,553
	Schlumberger NV	1,458,759	60,261
	Pioneer Natural Resources Co.	239,823	59,963
	Occidental Petroleum Corp.	922,294	52,331
	Marathon Petroleum Corp.	587,556	50,236
	Valero Energy Corp.	425,417	43,197
	Williams Cos. Inc.	1,263,231	42,204
	Devon Energy Corp.	690,395	40,823
	Kinder Morgan Inc.	2,121,081	40,110
	Phillips 66	455,716	39,369
	Baker Hughes Co. Class A	941,256	34,271
	Cheniere Energy Inc.	237,976	32,995
	ONEOK Inc.	463,411	32,731
	Halliburton Co.	840,685	31,837
	Hess Corp.	289,748	31,015
*	Enphase Energy Inc.	125,299	25,283
*	Plug Power Inc.	599,052	17,139
	Diamondback Energy Inc.	92,155	12,633
	Coterra Energy Inc.	401,132	10,818
	Continental Resources Inc.	18,867	1,157
			1,559,098
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	1,806,821	637,645
	JPMorgan Chase & Co.	3,069,390	418,419
	Bank of America Corp.	7,130,394	293,915
	Wells Fargo & Co.	3,965,429	192,165
	S&P Global Inc.	349,927	143,533
	Charles Schwab Corp.	1,603,347	135,178
	Morgan Stanley	1,481,405	129,475
	Goldman Sachs Group Inc.	355,299	117,284
	Citigroup Inc.	2,062,827	110,155
	BlackRock Inc.	142,158	108,633
	Blackstone Inc.	732,126	92,936
	Marsh & McLennan Cos. Inc.	522,623	89,065
	CME Group Inc.	373,608	88,866
	Chubb Ltd.	380,599	81,410
	PNC Financial Services Group Inc.	436,571	80,526
	Truist Financial Corp.	1,380,515	78,275
	Intercontinental Exchange Inc.	584,106	77,172
	US Bancorp	1,388,174	73,781
	Progressive Corp.	607,676	69,269
	Aon plc Class A (XNYS)	211,289	68,802
	Moody's Corp.	163,670	55,224
	American International Group Inc.	847,026	53,168
	Prudential Financial Inc.	391,206	46,229
	Travelers Cos. Inc.	251,062	45,877
	MetLife Inc.	643,394	45,218
	MSCI Inc. Class A	80,249	40,356
	Allstate Corp.	289,374	40,081

		Shares	Market Value ($000)
	Aflac Inc.	608,048	39,152
	Arthur J Gallagher & Co.	216,725	37,840
	Bank of New York Mellon Corp.	752,459	37,345
	T Rowe Price Group Inc.	237,006	35,833
	Ameriprise Financial Inc.	116,405	34,963
*	SVB Financial Group	61,076	34,169
	KKR & Co. Inc.	577,880	33,789
	Discover Financial Services	299,373	32,988
	State Street Corp.	361,537	31,497
	Fifth Third Bancorp	710,930	30,598
	First Republic Bank	186,129	30,172
	Willis Towers Watson plc	122,420	28,918
	Apollo Global Management Inc.	436,951	27,087
*	Coinbase Global Inc. Class A	142,331	27,023
	Hartford Financial Services Group Inc.	344,745	24,756
	Northern Trust Corp.	205,237	23,900
	M&T Bank Corp.	134,100	22,730
	Huntington Bancshares Inc.	1,494,258	21,846
	Regions Financial Corp.	973,873	21,678
	KeyCorp.	964,091	21,576
	Cincinnati Financial Corp.	158,402	21,536
	Raymond James Financial Inc.	194,268	21,352
	Nasdaq Inc.	119,667	21,325
	Principal Financial Group Inc.	271,416	19,925
	Citizens Financial Group Inc.	438,704	19,886
*	Markel Corp.	13,456	19,851
	Broadridge Financial Solutions Inc.	121,361	18,897
*	Arch Capital Group Ltd.	381,716	18,483
	FactSet Research Systems Inc.	39,302	17,063
	Ally Financial Inc.	351,301	15,275
	Loews Corp.	219,656	14,238
	W R Berkley Corp.	206,867	13,775
	Fidelity National Financial Inc.	280,821	13,715
	MarketAxess Holdings Inc.	37,378	12,716
	Cboe Global Markets Inc.	110,915	12,691
	Equitable Holdings Inc.	406,383	12,561
	Everest Re Group Ltd.	40,850	12,311
	Annaly Capital Management Inc.	1,522,925	10,721
	Tradeweb Markets Inc. Class A	111,253	9,776
	Franklin Resources Inc.	313,209	8,745
	Interactive Brokers Group Inc. Class A	97,155	6,403
	Ares Management Corp. Class A	78,298	6,360
*	Alleghany Corp.	6,627	5,613
	Lincoln National Corp.	80,884	5,287
	Globe Life Inc.	46,439	4,672
*	Berkshire Hathaway Inc. Class A	6	3,174
[1]	Rocket Cos. Inc. Class A	140,390	1,561
[1]	UWM Holdings Corp.	46,063	209
			4,358,638
Health Care (12.9%)
	UnitedHealth Group Inc.	978,041	498,772
	Johnson & Johnson	2,733,050	484,378
	Pfizer Inc.	5,845,257	302,609
	AbbVie Inc.	1,838,560	298,049
	Eli Lilly & Co.	890,940	255,138
	Thermo Fisher Scientific Inc.	406,661	240,194
	Abbott Laboratories	1,833,104	216,966
	Merck & Co. Inc.	2,625,639	215,434

		Shares	Market Value ($000)
	Danaher Corp.	669,239	196,308
	Bristol-Myers Squibb Co.	2,265,842	165,474
	Medtronic plc	1,395,568	154,838
	Amgen Inc.	578,999	140,013
	Anthem Inc.	250,841	123,218
*	Intuitive Surgical Inc.	371,853	112,181
	Stryker Corp.	353,213	94,431
	Zoetis Inc.	441,607	83,283
	Cigna Corp.	333,638	79,943
	Becton Dickinson and Co.	296,045	78,748
	Gilead Sciences Inc.	1,303,144	77,472
*	Edwards Lifesciences Corp.	647,788	76,258
*	Regeneron Pharmaceuticals Inc.	105,362	73,587
*	Vertex Pharmaceuticals Inc.	264,650	69,066
*	Boston Scientific Corp.	1,483,059	65,685
	HCA Healthcare Inc.	236,694	59,320
*	Moderna Inc.	337,190	58,084
	Humana Inc.	131,649	57,290
*	Illumina Inc.	163,258	57,042
*	DexCom Inc.	100,904	51,622
*	Centene Corp.	605,886	51,010
*	IDEXX Laboratories Inc.	87,564	47,903
*	IQVIA Holdings Inc.	198,513	45,898
	Agilent Technologies Inc.	313,881	41,536
	Baxter International Inc.	522,130	40,486
	ResMed Inc.	151,986	36,858
*	Align Technology Inc.	77,869	33,951
*	Biogen Inc.	152,735	32,166
	West Pharmaceutical Services Inc.	77,212	31,712
*	Veeva Systems Inc. Class A	144,474	30,695
	Cerner Corp.	304,977	28,534
	Zimmer Biomet Holdings Inc.	217,327	27,796
*	Laboratory Corp. of America Holdings	99,486	26,230
	STERIS plc	104,057	25,158
*	Horizon Therapeutics plc	235,759	24,804
	PerkinElmer Inc.	131,281	22,903
	Cooper Cos. Inc.	51,212	21,386
*	Seagen Inc.	143,124	20,617
*	Alnylam Pharmaceuticals Inc.	124,988	20,409
*	Hologic Inc.	259,862	19,963
*	Catalent Inc.	176,863	19,614
*	Insulet Corp.	71,933	19,162
*	Avantor Inc.	538,825	18,223
	Teleflex Inc.	48,677	17,272
	Quest Diagnostics Inc.	123,708	16,931
	Cardinal Health Inc.	287,887	16,323
*	Incyte Corp.	195,545	15,530
*	ABIOMED Inc.	44,953	14,890
*	BioMarin Pharmaceutical Inc.	191,128	14,736
	Royalty Pharma plc Class A	359,905	14,022
	Viatris Inc.	1,257,010	13,676
*	Exact Sciences Corp.	180,945	12,652
*	Henry Schein Inc.	142,495	12,424
*	Bio-Rad Laboratories Inc. Class A	21,978	12,379
*	Elanco Animal Health Inc. (XNYS)	467,100	12,187
	DENTSPLY SIRONA Inc.	227,401	11,193
*	Teladoc Health Inc.	150,091	10,826
	Universal Health Services Inc. Class B	72,113	10,453

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	26,207	7,442
*	DaVita Inc.	60,230	6,813
*	agilon health Inc.	183,998	4,664
*	10X Genomics Inc. Class A	43,668	3,322
*	GoodRx Holdings Inc. Class A	35,599	688
*	Ginkgo Bioworks Holdings Inc.	92,371	372
			5,301,212
Industrials (11.8%)
	Visa Inc. Class A	1,723,890	382,307
	Mastercard Inc. Class A	907,208	324,218
	Accenture plc Class A	684,348	230,783
	Union Pacific Corp.	662,067	180,883
	United Parcel Service Inc. Class B	761,499	163,311
	Raytheon Technologies Corp.	1,551,269	153,684
*	PayPal Holdings Inc.	1,210,986	140,051
	Honeywell International Inc.	712,840	138,704
	Lockheed Martin Corp.	283,030	124,929
	Caterpillar Inc.	557,061	124,124
	Deere & Co.	287,004	119,239
*	Boeing Co.	606,023	116,053
	American Express Co.	592,022	110,708
	General Electric Co.	1,142,674	104,555
	Automatic Data Processing Inc.	436,641	99,353
	3M Co.	593,545	88,367
	CSX Corp.	2,280,066	85,388
*	Block Inc. (XNYS)	532,643	72,226
	Norfolk Southern Corp.	249,268	71,096
	Northrop Grumman Corp.	146,068	65,325
	Fidelity National Information Services Inc.	633,654	63,632
	Eaton Corp. plc	414,593	62,919
*	Fiserv Inc.	610,201	61,874
	Illinois Tool Works Inc.	292,750	61,302
	Sherwin-Williams Co.	243,602	60,808
	Emerson Electric Co.	617,471	60,543
	General Dynamics Corp.	245,364	59,177
	FedEx Corp.	247,914	57,365
	Capital One Financial Corp.	430,347	56,500
	L3Harris Technologies Inc.	203,999	50,688
	Johnson Controls International plc	730,462	47,896
	Paychex Inc.	337,543	46,064
	Carrier Global Corp.	889,336	40,794
	Global Payments Inc.	293,116	40,110
	Cintas Corp.	91,679	38,999
	Parker-Hannifin Corp.	133,608	37,913
	Trane Technologies plc	242,780	37,072
	Verisk Analytics Inc. Class A	167,649	35,982
*	TransDigm Group Inc.	54,768	35,684
	DuPont de Nemours Inc.	479,917	35,312
	Otis Worldwide Corp.	441,618	33,982
	Rockwell Automation Inc.	120,774	33,820
*	Mettler-Toledo International Inc.	23,700	32,545
	PPG Industries Inc.	245,302	32,152
	Old Dominion Freight Line Inc.	107,476	32,101
	AMETEK Inc.	240,927	32,087
	Cummins Inc.	148,058	30,368
	Ball Corp.	334,206	30,079
	Equifax Inc.	126,849	30,076
*	Keysight Technologies Inc.	187,935	29,688

		Shares	Market Value ($000)
	PACCAR Inc.	325,159	28,637
*	United Rentals Inc.	75,299	26,747
	Vulcan Materials Co.	137,940	25,340
	Martin Marietta Materials Inc.	64,815	24,947
	Stanley Black & Decker Inc.	169,818	23,739
	Dover Corp.	149,748	23,495
	WW Grainger Inc.	45,166	23,296
*	Bill.Com Holdings Inc.	102,281	23,196
*	Teledyne Technologies Inc.	48,519	22,932
*	Zebra Technologies Corp. Class A	55,167	22,823
	Fortive Corp.	354,839	21,620
	Ingersoll Rand Inc.	424,139	21,355
	TransUnion	199,517	20,618
*	FleetCor Technologies Inc.	80,179	19,969
*	Generac Holdings Inc.	66,278	19,702
*	Waters Corp.	62,881	19,518
	Synchrony Financial	541,901	18,864
*	Trimble Inc.	261,056	18,833
	Jacobs Engineering Group Inc.	134,319	18,510
	Expeditors International of Washington Inc.	176,237	18,181
	Westinghouse Air Brake Technologies Corp.	182,973	17,596
	JB Hunt Transport Services Inc.	87,237	17,516
	Textron Inc.	225,210	16,751
	Crown Holdings Inc.	132,830	16,616
	Xylem Inc.	187,489	15,985
	Packaging Corp. of America	97,211	15,176
	CH Robinson Worldwide Inc.	133,854	14,417
	Westrock Co.	273,613	12,868
	Masco Corp.	249,394	12,719
	Snap-on Inc.	55,524	11,409
	Fortune Brands Home & Security Inc.	141,003	10,474
	HEICO Corp. Class A	75,373	9,560
*	Affirm Holdings Inc.	197,652	9,147
	Jack Henry & Associates Inc.	37,775	7,444
	Cognex Corp.	85,803	6,620
	HEICO Corp.	43,061	6,612
	Hubbell Inc. Class B	28,218	5,186
*	Mohawk Industries Inc.	27,022	3,356
*	Marqeta Inc. Class A	84,405	932
*	Aurora Innovation Inc.	49,859	279
			4,855,821
Real Estate (2.9%)
	Prologis Inc.	769,001	124,178
	American Tower Corp.	473,456	118,942
	Crown Castle International Corp.	449,265	82,934
	Equinix Inc.	94,304	69,938
	Public Storage	155,089	60,528
	Simon Property Group Inc.	356,325	46,878
	Welltower Inc.	464,893	44,695
	Realty Income Corp.	614,667	42,596
	Digital Realty Trust Inc.	295,598	41,916
	SBA Communications Corp. Class A	113,012	38,887
	AvalonBay Communities Inc.	145,249	36,076
	Alexandria Real Estate Equities Inc.	166,260	33,460
	Equity Residential	371,166	33,375
*	CBRE Group Inc. Class A	330,546	30,252
	Weyerhaeuser Co.	775,769	29,402
	Extra Space Storage Inc.	139,128	28,605

		Shares	Market Value ($000)
*	CoStar Group Inc.	410,566	27,348
	Ventas Inc.	415,188	25,642
	Invitation Homes Inc.	631,716	25,382
	Mid-America Apartment Communities Inc.	119,902	25,113
	Essex Property Trust Inc.	67,687	23,385
	Duke Realty Corp.	397,821	23,098
	Sun Communities Inc.	120,528	21,127
	Healthpeak Properties Inc.	560,550	19,244
	UDR Inc.	330,690	18,972
	Boston Properties Inc.	146,491	18,868
	Camden Property Trust	107,522	17,870
	Iron Mountain Inc.	300,775	16,666
	WP Carey Inc.	197,998	16,006
	VICI Properties Inc.	388,337	11,052
*	Zillow Group Inc. Class C	176,223	8,686
	Host Hotels & Resorts Inc.	371,864	7,225
	Regency Centers Corp.	88,839	6,338
*	Opendoor Technologies Inc.	241,895	2,092
*	Zillow Group Inc. Class A	39,195	1,890
			1,178,666
Technology (29.8%)
	Apple Inc.	16,115,321	2,813,896
	Microsoft Corp.	7,792,725	2,402,575
*	Alphabet Inc. Class A	312,443	869,013
*	Alphabet Inc. Class C	279,076	779,456
	NVIDIA Corp.	2,468,725	673,616
*	Meta Platforms Inc. Class A	2,400,293	533,729
	Broadcom Inc.	404,481	254,694
*	Adobe Inc.	490,322	223,400
	Intel Corp.	4,232,704	209,773
*	salesforce.com Inc.	972,676	206,519
*	Advanced Micro Devices Inc.	1,691,583	184,958
	QUALCOMM Inc.	1,171,455	179,022
	Texas Instruments Inc.	960,010	176,143
	Intuit Inc.	279,627	134,456
	Oracle Corp.	1,526,950	126,325
	International Business Machines Corp.	934,799	121,543
	Applied Materials Inc.	918,261	121,027
*	ServiceNow Inc.	207,871	115,761
	Micron Technology Inc.	1,163,999	90,664
	Analog Devices Inc.	544,016	89,861
	Lam Research Corp.	144,988	77,947
*	Palo Alto Networks Inc.	102,366	63,724
	Marvell Technology Inc.	877,050	62,893
*	Snowflake Inc. Class A	270,640	62,012
	KLA Corp.	156,665	57,349
*	Synopsys Inc.	159,122	53,031
	Roper Technologies Inc.	109,763	51,833
*	Fortinet Inc.	144,419	49,354
*	Autodesk Inc.	228,647	49,010
	Cognizant Technology Solutions Corp. Class A	545,287	48,896
*	Workday Inc. Class A	200,599	48,035
*	Cadence Design Systems Inc.	288,284	47,411
	Amphenol Corp. Class A	622,563	46,910
*	Crowdstrike Holdings Inc. Class A	205,594	46,686
*	Snap Inc. Class A	1,281,517	46,122
	TE Connectivity Ltd.	338,409	44,325
	Microchip Technology Inc.	577,873	43,421

		Shares	Market Value ($000)
	HP Inc.	1,094,993	39,748
*	Datadog Inc. Class A	253,964	38,468
*	Cloudflare Inc. Class A	259,790	31,097
*	Match Group Inc.	281,711	30,633
*	Twitter Inc.	790,598	30,588
*	DoorDash Inc. Class A	259,037	30,357
*	Twilio Inc. Class A	178,477	29,415
*	MongoDB Inc. Class A	65,896	29,231
	Corning Inc.	791,271	29,206
*	ANSYS Inc.	90,652	28,796
*	ON Semiconductor Corp.	449,532	28,145
	CDW Corp.	140,959	25,216
*	Zoom Video Communications Inc. Class A	214,016	25,089
	VMware Inc. Class A	218,493	24,880
*	Palantir Technologies Inc. Class A	1,804,594	24,777
*	Splunk Inc.	165,045	24,527
*	Gartner Inc.	81,196	24,153
*	Okta Inc.	154,400	23,308
	Skyworks Solutions Inc.	170,481	22,722
	Hewlett Packard Enterprise Co.	1,351,553	22,584
*	HubSpot Inc.	46,973	22,309
	Monolithic Power Systems Inc.	45,682	22,187
*	VeriSign Inc.	97,327	21,651
*	Unity Software Inc.	213,913	21,222
*	Zscaler Inc.	87,356	21,077
*	DocuSign Inc. Class A	195,388	20,930
*	Akamai Technologies Inc.	168,995	20,176
	Teradyne Inc.	168,778	19,955
	Seagate Technology Holdings plc	216,122	19,429
	NetApp Inc.	230,965	19,170
*	Tyler Technologies Inc.	42,945	19,106
*	Paycom Software Inc.	53,204	18,429
	SS&C Technologies Holdings Inc.	224,403	16,835
*	EPAM Systems Inc.	56,129	16,648
*	ZoomInfo Technologies Inc. Class A	272,463	16,277
*	Western Digital Corp.	309,011	15,342
	NortonLifeLock Inc.	575,470	15,261
*	Pinterest Inc. Class A	591,935	14,568
*	GoDaddy Inc. Class A	173,757	14,543
*	Dell Technologies Inc. Class C	286,402	14,375
*	Qorvo Inc.	112,699	13,986
	Citrix Systems Inc.	130,511	13,169
*	RingCentral Inc. Class A	86,671	10,159
*	AppLovin Corp. Class A	169,511	9,335
	Bentley Systems Inc. Class B	210,954	9,320
*	Black Knight Inc.	153,151	8,881
*	IAC/InterActiveCorp.	82,708	8,294
	Leidos Holdings Inc.	73,180	7,905
*	Coupa Software Inc.	77,606	7,887
*	Zendesk Inc.	63,330	7,618
*	Dropbox Inc. Class A	294,962	6,858
*	F5 Inc.	31,535	6,589
*	UiPath Inc. Class A	299,051	6,457
*	Qualtrics International Inc. Class A	84,104	2,401
*	HashiCorp Inc. Class A	7,921	428
*,1	Gitlab Inc. Class A	5,496	299
*	Toast Inc. Class A	11,426	248
			12,257,654

		Shares	Market Value ($000)
Telecommunications (2.7%)
	Comcast Corp. Class A	4,702,502	220,171
	Cisco Systems Inc.	3,886,357	216,703
	Verizon Communications Inc.	3,927,399	200,062
	AT&T Inc.	7,424,709	175,446
*	T-Mobile US Inc.	649,218	83,327
*	Charter Communications Inc. Class A	116,732	63,680
	Motorola Solutions Inc.	174,804	42,337
*	Arista Networks Inc.	239,866	33,336
*	Liberty Broadband Corp. Class C	147,460	19,954
*	Roku Inc.	123,796	15,508
	Lumen Technologies Inc.	1,063,494	11,986
*	DISH Network Corp. Class A	256,771	8,127
	Juniper Networks Inc.	167,819	6,236
*	Liberty Broadband Corp. Class A	23,033	3,019
			1,099,892
Utilities (2.9%)
	NextEra Energy Inc.	2,040,247	172,829
	Duke Energy Corp.	799,389	89,260
	Southern Co.	1,101,795	79,891
	Dominion Energy Inc.	843,140	71,642
	Waste Management Inc.	431,031	68,318
	Sempra Energy (XNYS)	327,561	55,070
	American Electric Power Co. Inc.	524,192	52,299
	Exelon Corp.	1,016,971	48,438
	Xcel Energy Inc.	565,741	40,830
	Waste Connections Inc. (XTSE)	267,534	37,374
	Public Service Enterprise Group Inc.	525,424	36,780
	Consolidated Edison Inc.	368,144	34,856
	WEC Energy Group Inc.	328,020	32,740
	Eversource Energy	358,012	31,573
	American Water Works Co. Inc.	188,837	31,258
	Republic Services Inc. Class A	213,779	28,326
	Edison International	394,950	27,686
	FirstEnergy Corp.	592,812	27,186
	Ameren Corp.	265,381	24,882
	Entergy Corp.	210,642	24,592
*	PG&E Corp.	2,048,925	24,464
	DTE Energy Co.	181,103	23,944
	PPL Corp.	764,153	21,824
	CMS Energy Corp.	301,213	21,067
	CenterPoint Energy Inc.	653,231	20,015
	AES Corp.	658,685	16,948
	Alliant Energy Corp.	260,303	16,264
	Evergy Inc.	236,176	16,140
	NiSource Inc.	421,496	13,404
	Vistra Corp.	501,909	11,669
	Avangrid Inc.	79,952	3,737
			1,205,306
Total Common Stocks (Cost $21,010,983)			41,021,920

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $101,273)	1,012,920	101,282
Total Investments (100.0%) (Cost $21,112,256)			41,123,202
Other Assets and Liabilities—Net (0.0%)			(11,098)
Net Assets (100%)			41,112,104
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,139,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $40,072,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	392	88,803	6,164
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.